Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of components of provision for income taxes

	Successor
	2021	2020
Current tax:
Federal tax	$—	$—
State tax	11	2
Total current tax	$11	$2
Deferred tax:
Federal tax	$—	$—
State tax	—	—
Total deferred tax	$—	$—
Total provision for income taxes	$11	$2

Schedule of reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate

	Successor
	2021	2020
Provision for income taxes at U.S. Federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	8.36%	6.87%
Non-deductible expenses	(1.34)%	(0.04)%
Credits and Incentives	5.80%	—%
Change in valuation allowance	(33.90)%	(27.96)%
	(0.08)%	(0.13)%

Schedule of significant components of the Group's deferred tax assets and liabilities for federal and state income taxes

	2021	2020
Deferred tax assets:
Net operating loss carry forwards	$4,370	$378
Credits and Incentives	1,174	—
Accruals and reserves	197	—
Property and equipment	(415)	(46)
Gross deferred tax assets	5,326	332
Valuation allowance	(5,326)	(332)
Total deferred tax assets	$—	$—